Changes in Redeemable Noncontrolling Interests (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Beginning Balance	¥ 37,633	¥ 33,902	¥ 28,095
Contribution to subsidiary	0	0	10,219
Adjustment of redeemable noncontrolling interests to redemption value	(400)	1,188	(73)
Transaction with noncontrolling interests	942	1,213	1,063
Comprehensive income (loss)
Net Income	3,985	2,724	2,959
Other comprehensive income (loss)
Net change of foreign currency translation adjustments	5,224	(315)	(2,353)
Total other comprehensive income (loss)	5,224	(315)	(2,353)
Comprehensive income (loss)	9,209	2,409	606
Cash dividends	(5,763)	(1,079)	(6,008)
Ending Balance	¥ 41,621	¥ 37,633	¥ 33,902